STOCK-BASED COMPENSATION - RSU activity (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at the beginning of the period (in shares)	3	2	2
Granted (in shares)	1	2	1
Vested (in shares)	(1)	(1)	(1)
Outstanding at the end of the period (in shares)	3	3	2
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 16.71	$ 22.98	$ 20.23
Granted (in dollars per share)	20.55	13.53	25.64
Vested (in dollars per share)	17.58	20.52	17.34
Forfeited (in dollars per share)	20.01	16.36	21.98
Outstanding at the end of the period (in dollars per share)	$ 17.53	$ 16.71	$ 22.98